Cost and Fair Value of Trading Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 9,966,663	$ 9,942,304
Fair value	$ 10,271,142	$ 9,993,720